Fair value measurements and financial risk management - Aging of trade receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Past Due [Line Items]
Trade accounts receivable	$ 63,990	$ 59,998
0 to 90 days
Financing Receivable, Past Due [Line Items]
Trade accounts receivable	56,042	46,720
91 to 180 days
Financing Receivable, Past Due [Line Items]
Trade accounts receivable	4,437	7,644
181 days +
Financing Receivable, Past Due [Line Items]
Trade accounts receivable	$ 3,511	$ 5,634